Stockholders' Equity (Details Textual) (USD $)	1 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended		3 Months Ended	5 Months Ended		3 Months Ended	7 Months Ended	12 Months Ended	26 Months Ended	12 Months Ended		12 Months Ended
	Jan. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013 Private Placement [Member]	Jan. 31, 2013 Strategic Investor Relation Agreement [Member]	Mar. 31, 2013 Strategic Investor Relation Agreement [Member]	Jan. 02, 2013 Strategic Investor Relation Agreement [Member]	Jan. 31, 2013 Legal Service Agreement [Member]	Mar. 31, 2013 Legal Service Agreement [Member]	Jan. 31, 2013 Consulting Firm Agreement [Member]	Mar. 31, 2013 Consulting Firm Agreement [Member]	Mar. 31, 2013 Subscription Receivable [Member]	Mar. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Mar. 31, 2012 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]	Dec. 31, 2012 Sonoro Energy Ltd [Member]	Dec. 31, 2012 Sonoro Energy Ltd [Member] Predecessor [Member]	Dec. 31, 2012 Albnafta Shpk [Member]	Dec. 31, 2012 Albnafta Shpk [Member] Predecessor [Member]	Dec. 31, 2012 Art Agolli [Member]
Common stock, shares, issued (in shares)		78,916,408	78,916,408	78,916,408									600,000						100,000			60,000		40,000
Equity Method Investment, Ownership Percentage																						60.00%		40.00%	100.00%
License Costs																					$ 0
Common stock, Value		78,916	70,299	70,299															2,564,000				0
Capital contribution by non-controlling interest																							704,378
Stock Issued During Period Value For Common Stock and Warrants			5,650,000
Proceeds From Issuance Of Common Stock		1,718,000	1,389,500														0	0	0	0
Payments of Stock Issuance Costs		52,000	23,000
Share Based Compensation Arrangement By Share Based Payment Award Warrant Vested And Expected To Vest Outstanding Weighted Average Remaining Contractual Term		2 years													1 year	2 years
Common Stock Warrants As Payment For Stock Issuance Costs		52,000	363,000
Warrants Exercise Price		$ 0.50	$ 0.50	$ 0.50
Stock Issued During Period Shares For Subscription Note Receivable		40,000												560,000
Stockholders Equity Note, Subscriptions Receivable		140,000	0	0
Stockholders Equity Note Subscriptions Receivable Interest Rate		5.00%
Debt Instrument Convertible In To Common Stock	707,405	707,405
Debt Instrument Principal Amount		165,000
Debt Instrument Convertible Interest Amount		11,852
Stock Issued During Period, Shares, Issued For Services						270,000			900,000		100,000
Common Stock Share Repurchase Price								$ 1.00
Common Stock Share Monthly Installment						22,500				65,553		16,250
Fair Value Of Common Stock Issued							47,588			246,447		61,750
Fair Value Of Unvested Portion Common Stock Issued							$ 157,950
Stock Issued During Period, Shares, Issued for Cash					7,080,000